Accounts Payable - Summary of Accounts Payable (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016 [1]
Disclosure of financial liabilities [line items]
Accounts payable	¥ 119,321	¥ 122,493
China Telecom Group [member]
Disclosure of financial liabilities [line items]
Accounts payable	22,682	21,331
China Tower Corporation Limited [member]
Disclosure of financial liabilities [line items]
Accounts payable	2,611	3,697
Third parties [member]
Disclosure of financial liabilities [line items]
Accounts payable	93,324	96,736
Other telecommunications operators in the PRC [member]
Disclosure of financial liabilities [line items]
Accounts payable	¥ 704	¥ 729

[1]	restated